United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2009

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:     Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, April 15, 2009

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems, Inc.            COM              00724F101    10423   487300 SH       Sole                   487300
Alberto-Culver Co.             COM              013078100    10658   471400 SH       Sole                   471400
Anadarko Petroleum             COM              032511107     9318   239600 SH       Sole                   239600
Bayou Bend Petroleum           COM              073014102      100   700000 SH       Sole                   700000
Ecolab Inc.                    COM              278865100     9745   280600 SH       Sole                   280600
Exelon Corp.                   COM              30161N101       73     1600 SH       Sole                     1600
Fastenal Co.                   COM              311900104     8849   275200 SH       Sole                   275200
Fiserv Inc.                    COM              337738108    11029   302500 SH       Sole                   302500
Gardner Denver, Inc.           COM              365558105     9237   424900 SH       Sole                   424900
General Electric Co            COM              369604103      654    64700 SH       Sole                    64700
Goldcorp Inc.                  COM              380956409    10556   316800 SH       Sole                   316800
Hathor Exploration             COM              419018106      837   540000 SH       Sole                   540000
Henry Schein Inc.              COM              806407102    11433   285900 SH       Sole                   285900
Linear Technology              COM              535678106    14194   617685 SH       Sole                   617685
Mettler-Toledo Int'l           COM              592688105     9562   186280 SH       Sole                   186280
Microsoft Corp.                COM              594918104      356    19400 SH       Sole                    19400
Occidental Petroleum           COM              674599105     1391    25000 SH       Sole                    25000
Paccar Inc.                    COM              693718108      487    18900 SH       Sole                    18900
Paychex, Inc.                  COM              704326107    10494   408800 SH       Sole                   408800
Portfolio Recovery             COM              73640Q105     2037    75900 SH       Sole                    75900
ProSh UltSht 20+ TYS           COM              74347R297     8383   192100 SH       Sole                   192100
Robert Half Int'l              COM              770323103     8391   470600 SH       Sole                   470600
Rollins, Inc.                  COM              775711104     9935   579300 SH       Sole                   579300
St. Mary Land & Exp.           COM              792228108    10705   809125 SH       Sole                   809125
Sysco Corp.                    COM              871829107    11008   482800 SH       Sole                   482800
Thompson Creek Mtls            COM              884768102      127    32000 SH       Sole                    32000
Waters Corporation             COM              941848103     9587   259463 SH       Sole                   259463